Cash and cash equivalents and Marketable securities (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash in hand, term deposits with banks and short-term highly liquid financial investments that are readily convertible to known amounts of cash, are subject to insignificant risk of changes in value and have a maturity of three months or less from the date of acquisition.

	12.31.2018	12.31.2017
Cash at bank and in hand	863	1,570

Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	1,875	1,176
Other investment funds	12	17
	1,887	1,193

- Abroad
Time deposits	3,823	6,237
Automatic investing accounts and interest checking accounts	6,708	11,287
Other financial investments	618	2,232
	11,149	19,756

Total short-term financial investments	13,036	20,949
Total cash and cash equivalents	13,899	22,519

Schedule of Marketable Securities

Marketable securities

		12.31.2018			01.01.2018
	In Brazil	Total	In Brazil	Abroad	Total
Fair value through profit or loss	1,083	1,083	1,276	–	1,276
Fair value through other comprehensive income	8	8	13	609	622
Amortised cost	45	45	51	–	51
Total	1,136	1,136	1,340	609	1,949
Current	1,083	1,083	1,276	609	1,885
Non-current	53	53	64	–	64